Derivative Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Financial Instruments
Derivative Financial Instruments

Note 11: Derivative Financial Instruments

Risk Management Objectives and Strategies

The Company is exposed to various financial and market risks, including those related to changes in interest rates and foreign currency exchange rates, that exist as part of its ongoing business operations. The Company utilizes certain derivative financial instruments to enhance its ability to manage these risks.

The Company uses derivative instruments (i) to mitigate cash flow risks with respect to changes in interest rates (forecasted interest payments on variable rate debt), (ii) to maintain a desired ratio of fixed rate and floating rate debt, and (iii) to protect the net investment in certain foreign subsidiaries and/or affiliates and intercompany loans with respect to changes in foreign currency exchange rates.

Derivative instruments are entered into for periods consistent with related underlying exposures and do not constitute positions independent of those exposures. The Company applies strict policies to manage each of these risks, including prohibition against derivatives trading, derivatives market-making or any other speculative activities. Although most of the Company’s derivatives do not qualify for hedge accounting, they are maintained for economic hedge purposes and are not considered speculative.

The Company’s policy is to manage its cash flow and net investment exposures related to adverse changes in interest rates and foreign currency exchange rates. The Company’s objective is to engage in risk management strategies that provide adequate downside protection.

Accounting for Derivative Instruments and Hedging Activities

With respect to derivative instruments that are afforded hedge accounting, the effective portion of changes in the fair value of a derivative that is designated as a cash flow hedge is recorded in OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Changes in the fair value of a net investment hedge that qualifies for hedge accounting are recorded as part of the cumulative translation adjustment in OCI to the extent the hedge is effective. Any ineffectiveness associated with designated cash flow hedges, as well as any change in the fair value of a derivative that is not designated as a hedge, is recorded immediately in “Other income (expense)” in the Consolidated Statements of Operations.

The Company formally documents all relationships between hedging instruments and the underlying hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that have been designated as cash flow hedges to forecasted transactions and net investment hedges to the underlying investment in a foreign subsidiary or affiliate. The Company formally assesses, both at inception of the hedge and on an ongoing basis, whether the hedge is highly effective in offsetting changes in cash flows or foreign currency exposure of the underlying hedged items. The Company also performs an assessment of the probability of the forecasted transactions on a periodic basis. If it is determined that a derivative ceases to be highly effective during the term of the hedge or if the forecasted transaction is no longer probable, the Company discontinues hedge accounting prospectively for such derivative.

Credit Risk

The Company monitors the financial stability of its derivative counterparties and all counterparties remain highly-rated (in the “A” category or higher). The credit risk inherent in these agreements represents the possibility that a loss may occur from the nonperformance of a counterparty to the agreements. The Company performs a review at inception of the hedge, as circumstances warrant, and at least on a quarterly basis of the credit risk of these counterparties. The Company also monitors the concentration of its contracts with individual counterparties. The Company’s exposures are in liquid currencies (primarily in U.S. dollars, euros, Australian dollars, British pounds and Canadian dollars), so there is minimal risk that appropriate derivatives to maintain the hedging program would not be available in the future.

Summary of Derivative Instruments

The Company’s derivative instruments portfolio was comprised of the following:

Notional value (in millions)	As of September 30, 2013		As of December 31, 2012
Interest rate contracts	USD	5,750	USD	5,750
Foreign exchange contracts	EUR	221.5	EUR	91.1
Foreign exchange contracts	AUD	215	AUD	115
Foreign exchange contracts	GBP	100	GBP	—
Foreign exchange contracts	CAD	75	CAD	—

Derivatives Not Qualifying for Hedge Accounting.  During the nine months ended September 30, 2013 and 2012, the Company held certain derivative instruments that functioned as economic hedges but no longer qualified or were not designated to qualify for hedge accounting. Such instruments included cross-currency swaps held in order to mitigate foreign currency exposure on intercompany loans and a portion of the Company’s net investment in its European operations, interest rate swaps held in order to mitigate the exposure to interest rate fluctuations on interest payments related to variable rate debt and a fixed to floating interest rate swap held to maintain a desired ratio of fixed and variable rate debt.

Interest rate swaps held during the nine months ended September 30, 2012 with a combined notional value of $5.0 billion expired in September 2012. The Company held forward-starting interest rate swaps with a combined notional value of $5.0 billion which became effective upon expiration of the prior instruments. The interest rate swaps are intended to mitigate exposure to fluctuations in interest rates as the prior interest rate swaps and will expire in September 2016. The Company did not designate the swaps as hedges for accounting purposes.

During the nine months ended September 30, 2013 and 2012, the Company held cross-currency swaps not qualifying for hedge accounting with a total notional value of 21.5 million euro (approximately $29.1 million at September 30, 2013) and 91.1 million euro, respectively. In January of 2013, the Company’s cross-currency swap with an aggregate notional value of 69.6 million euro expired.

During the first quarter of 2012, an interest rate swap with a total notional value of $500 million ceased to qualify for hedge accounting treatment and the Company therefore de-designated the cash flow hedge from the beginning of the quarter. For this and for previous cash flow hedge de-designations, the amount carried in OCI as of the date of de-designation was subsequently reclassified into earnings in the same periods during which the forecasted transactions affected earnings. As of September 30, 2013, there are no longer any losses carried in OCI related to interest rate swaps that are expected to be reclassified into the Consolidated Statements of Operations.

For information on the location and amounts of derivative fair values in the Consolidated Balance Sheets, derivative gains and losses in the Consolidated Statements of Operations and accumulated derivative gains and losses in OCI, refer to the tables presented below.

Derivatives that Qualify for Hedge Accounting

Hedges of net investments in foreign operations. During the first quarter of 2013, the Company entered into cross-currency swaps with aggregate notional values of 100.0 million Australian dollars and 200.0 million euro that were designated as hedges of net investments in foreign operations.  During the third quarter of 2013, the Company entered into cross-currency swaps with aggregate notional values of 100.0 million British pounds and 75.0 million Canadian dollars that were designated as hedges of net investments in foreign operations.  As of September 30, 2013, the Company held cross-currency swaps with an aggregate notional value of 215.0 million Australian dollars (approximately $201.4 million at September 30, 2013), 200.0 million euro (approximately $270.5 million at September 30, 2013), 100.0 million British pounds (approximately $160.8 million at September 30, 2013) and 75.0 million Canadian dollars (approximately $72.7 million at September 30, 2013).  As of September 30, 2012, the Company held a cross-currency swap with an aggregate notional value of 115.0 million Australian dollars that was designated as a hedge of a net investment in a foreign operation.

Cash flow hedges. As of September 30, 2013 and 2012, the Company did not have any interest rate swaps that were designated as cash flow hedges of the variability in the interest payments on its debt.

For information on the location and amounts of derivative fair values in the Consolidated Balance Sheets, derivative gains and losses in the Consolidated Statements of Operations and accumulated derivative gains and losses in OCI, refer to the tables presented below.

Fair Value of Derivative Instruments

Fair Value of Derivative Instruments in the Consolidated Balance Sheets

	As of September 30, 2013
(in millions)	Assets (a)(c)	Liabilities (b)(c)
Derivatives designated as hedging instruments:
Foreign exchange contracts	$11.1	$(29.2)
Derivatives not designated as hedging instruments:
Interest rate contracts	62.2	(116.9)
Foreign exchange contracts	—	(2.4)
Total derivatives not designated as hedging instruments	62.2	(119.3)
Total derivatives	$73.3	$(148.5)

	As of December 31, 2012
(in millions)	Assets (a)(c)	Liabilities (b)(c)
Derivative designated as hedging instrument:
Foreign exchange contract	$—	$(32.8)
Derivatives not designated as hedging instruments:
Interest rate contracts	90.8	(137.7)
Foreign exchange contracts	10.1	(1.6)
Total derivatives not designated as hedging instruments	100.9	(139.3)
Total derivatives	$100.9	$(172.1)

(a)                  Derivative assets are included in the “Other current assets” and “Other long-term assets” lines of the Consolidated Balance Sheets.

(b)                  Derivative liabilities are included in the “Other current liabilities” and “Other long-term liabilities” lines of the Consolidated Balance Sheets.

(c)                  The Company presents all derivative balances on a gross basis, without regard to counterparty master netting agreements or similar arrangements.  Of the balances included in the table above, $73.3 million of assets and $115.5 million of liabilities, net $42.2 million, as of September 30, 2013 and $100.9 million of assets and $126.0 million of liabilities, net $25.1 million, as of December 31, 2012 are subject to master netting agreements with the counterparties.  The terms of those agreements require that the Company net settle the outstanding positions at the option of the counterparty upon certain events of default.

The Effect of Derivative Instruments on the Consolidated Statements of Operations

	Three months ended September 30,
	2013		2012
(in millions, pretax)	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives in cash flow hedging relationships:
Amount of gain or (loss) reclassified from accumulated OCI into income (a)	$—	$—	$(37.9)	$—
Derivative in net investment hedging relationships:
Amount of gain or (loss) recognized in OCI (effective portion)	$—	$(20.3)	$—	$(3.7)
Derivatives not designated as hedging instruments:
Amount of gain or (loss) recognized in income (b)	$(24.3)	$(1.2)	$(41.2)	$(1.8)

	Nine months ended September 30,
	2013		2012
(in millions, pretax)	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives in cash flow hedging relationships:
Amount of gain or (loss) reclassified from accumulated OCI into income (a)	$—	$—	$(114.8)	$—
Derivative in net investment hedging relationships:
Amount of gain or (loss) recognized in OCI (effective portion)	$—	$11.7	$—	$(7.1)
Derivatives not designated as hedging instruments:
Amount of gain or (loss) recognized in income (b)	$(10.1)	$(1.2)	$(88.4)	$1.6

(a)                   Gain (loss) is recognized in the “Interest expense” line of the Consolidated Statements of Operations.

(b)                  Gain (loss) is recognized in the “Other income (expense)” line of the Consolidated Statements of Operations.

Accumulated Derivatives Gains and Losses

The following table summarizes activity in other comprehensive income for the nine months ended September 30, 2013 related to derivative instruments classified as net investment hedges held by the Company:

(in millions, after tax)	Nine months ended September 30, 2013
Accumulated loss included in other comprehensive income (loss) at beginning of the period	$(21.1)
Increase in fair value of derivative that qualifies for hedge accounting (a)	11.5
Accumulated gain included in other comprehensive income (loss) at end of the period	$(9.6)

(a)                                 Gains and losses are included in “Foreign currency translation adjustment” on the Consolidated Statements of Comprehensive Income (Loss).

Note 6: Derivative Financial Instruments

Risk Management Objectives and Strategies

The Company is exposed to various financial and market risks, including those related to changes in interest rates and foreign currency exchange rates, that exist as part of its ongoing business operations. The Company utilizes certain derivative financial instruments to enhance its ability to manage these risks.

The Company uses derivative instruments (i) to mitigate cash flow risks with respect to changes in interest rates (forecasted interest payments on variable rate debt), (ii) to maintain a desired ratio of fixed rate and floating rate debt, and (iii) to protect the net investment in certain foreign subsidiaries and/or affiliates and intercompany loans with respect to changes in foreign currency exchange rates.

Derivative instruments are entered into for periods consistent with related underlying exposures and do not constitute positions independent of those exposures. The Company applies strict policies to manage each of these risks, including prohibition against derivatives trading, derivatives market-making or any other speculative activities. Although most of the Company’s derivatives do not qualify for hedge accounting, they are maintained for economic hedge purposes and are not considered speculative.

The Company’s policy is to manage its cash flow and net investment exposures related to adverse changes in interest rates and foreign currency exchange rates. The Company’s objective is to engage in risk management strategies that provide adequate downside protection.

Accounting for Derivative Instruments and Hedging Activities

With respect to derivative instruments that are afforded hedge accounting, the effective portion of changes in the fair value of a derivative that is designated as a cash flow hedge is recorded in OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Changes in the fair value of a net investment hedge that qualifies for hedge accounting are recorded as part of the cumulative translation adjustment in OCI to the extent the hedge is effective. Any ineffectiveness associated with designated cash flow hedges, as well as any change in the fair value of a derivative that is not designated as a hedge, is recorded immediately in “Other income (expense)” in the Consolidated Statements of Operations.

The Company formally documents all relationships between hedging instruments and the underlying hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that have been designated as cash flow hedges to forecasted transactions and net investment hedges to the underlying investment in a foreign subsidiary or affiliate. The Company formally assesses, both at inception of the hedge and on an ongoing basis, whether the hedge is highly effective in offsetting changes in cash flows or foreign currency exposure of the underlying hedged items. The Company also performs an assessment of the probability of the forecasted transactions on a periodic basis. If it is determined that a derivative ceases to be highly effective during the term of the hedge or if the forecasted transaction is no longer probable, the Company discontinues hedge accounting prospectively for such derivative.

Credit Risk

The Company monitors the financial stability of its derivative counterparties and all counterparties remain highly-rated (in the “A” category or higher). The credit risk inherent in these agreements represents the possibility that a loss may occur from the nonperformance of a counterparty to the agreements. The Company performs a review at inception of the hedge, as circumstances warrant, and at least on a quarterly basis of the credit risk of these counterparties. The Company also monitors the concentration of its contracts with individual counterparties. The Company’s exposures are in liquid currencies (primarily in U.S. dollars, euros and Australian dollars), so there is minimal risk that appropriate derivatives to maintain the hedging program would not be available in the future.

Summary of Derivative Instruments

The Company’s derivative instruments portfolio was comprised of the following:

Notional value (in millions)	As of December 31, 2012		As of December 31, 2011
Interest rate contracts	USD	5,750	USD	5,750
Foreign exchange contracts	EUR	91.1	EUR	91.1
Foreign exchange contracts	AUD	115	AUD	115
Forward-starting interest rate contracts	USD	—	USD	3,000

In January of 2013, the Company’s cross-currency swap with an aggregate notional value of 69.6 million euro expired.  In January and February of 2013, the Company entered into cross-currency swaps with aggregate notional values of 100.0 million Australian dollars and 200.0 million euro that were designated as hedges of net investments in foreign operations.

Derivatives Not Qualifying For Hedge Accounting.  During the twelve months ended December 31, 2012 and 2011, the Company held certain derivative instruments that functioned as economic hedges but no longer qualified or were not designated to qualify for hedge accounting. Such instruments included cross-currency swaps held in order to mitigate foreign currency exposure on intercompany loans and a portion of the Company’s net investment in its European operations, interest rate swaps held in order to mitigate the exposure to interest rate fluctuations on interest payments related to variable rate debt and a fixed to floating interest rate swap held to maintain a desired ratio of fixed and variable rate debt.

Interest rate swaps with a combined notional value of $5.0 billion expired in September 2012. During the third quarter of 2011 and the first quarter of 2012, the Company entered into forward-starting interest rate swaps with a combined notional value of $3.0 billion and $2.0 billion, respectively, all of which became effective upon expiration of the existing instruments. The interest rate swaps are intended to mitigate exposure to fluctuations in interest rates and will expire in September 2016. The Company did not designate the swaps as hedges for accounting purposes.

During 2011, the Company entered into a fixed to floating interest rate swap in order to preserve the ratio of fixed and floating debt.  The swap has a notional value of $750.0 million and expires on June 15, 2019, but is subject to a mandatory put that will result in cash settlement on June 15, 2015.

During the three months ended March 31, 2011, the Company held a foreign exchange rate collar with a notional value of $1.9 million that expired on March 31, 2011.

During the third quarter of 2010, five interest rate swaps with a total notional balance of $2.5 billion and one basis rate swap with a notional balance of $1.0 billion expired.

As of December 31, 2012 and 2011, the Company held cross-currency swaps not qualifying for hedge accounting with a total notional value of 91.1 million euro (approximately $120.5 million at December 31, 2012). In January of 2013, the Company’s cross-currency swap with an aggregate notional value of 69.6 million euro expired.

During 2012, 2011, and 2010, certain interest rate swaps previously designated as hedges for accounting purposes ceased to qualify for hedge accounting treatment.  The Company therefore de-designated the hedges and ceased to apply hedge accounting from the beginning of the quarter during which the respective de-designations occurred. The amount carried in OCI as of the date of de-designation was subsequently reclassified into earnings in the same periods during which the forecasted transactions affect earnings. As of December 31, 2012, there are no longer any losses carried in OCI related to interest rate swaps that are expected to be reclassified into the Consolidated Statements of Operations.

For information on the location and amounts of derivative fair values in the Consolidated Balance Sheets, derivative gains and losses in the Consolidated Statements of Operations and accumulated derivative gains and losses in OCI, refer to the tables presented below.

Derivatives That Qualify for Hedge Accounting.

Hedge of a net investment in a foreign operation.As of December 31, 2012 and 2011, the Company held a cross-currency swap with an aggregate notional value of 115.0 million Australian dollars (approximately $119.3 million at December 31, 2012) that was designated as a hedge of a net investment in a foreign operation.

In January and February of 2013, the Company entered into cross-currency swaps that were designated as hedges of net investments in foreign operations, as discussed above.

Cash flow hedges.As of December 31, 2012, the Company did not have any interest rate swaps that were designated as cash flow hedges of the variability in the interest payments on its debt. As of December 31, 2011, the Company held interest rate swaps which were designated as cash flow hedges of the variability in the interest payments on $500 million of variable rate senior secured term loans which expired in September 2012. Since December 31, 2011, these designated cash flow hedges ceased to be highly effective in offsetting the variability in the interest payments, due in part to their approaching maturity dates, and were de-designated. Until the de-designation date of these cash flow hedges, the Company followed the hypothetical derivative method to measure hedge ineffectiveness which resulted mostly from the hedges being off-market at the time of designation, and any ineffectiveness was recognized immediately in the Consolidated Statements of Operations.

During the third quarter of 2010, two basis rate swaps with a total notional balance of $3.0 billion expired.

For information on the location and amounts of derivative fair values in the Consolidated Balance Sheets, derivative gains and losses in the Consolidated Statements of Operations and accumulated derivative gains and losses in OCI, refer to the tables presented below.

Fair Value of Derivative Instruments

Fair Value of Derivative Instruments in the Consolidated Balance Sheets

	As of December 31, 2012
(in millions)	Assets (a)(c)	Liabilities (b)(c)
Derivatives designated as hedging instruments
Foreign exchange contract	$—	$(32.8)
Derivatives not designated as hedging instruments
Interest rate contracts	90.8	(137.7)
Foreign exchange contracts	10.1	(1.6)
Total derivatives not designated as hedging instruments	100.9	(139.3)
Total derivatives	$100.9	$(172.1)

	As of December 31, 2011
(in millions)	Assets (a)(c)	Liabilities (b)(c)
Derivatives designated as hedging instruments
Interest rate contract	$—	$(12.8)
Foreign exchange contract	—	(27.1)
Total derivatives designated as hedging instruments	—	(39.9)

Derivatives not designated as hedging instruments
Interest rate contracts	$65.4	$(143.9)
Foreign exchange contracts	10.9	(0.7)
Forward-starting interest rate contracts	—	(11.9)
Total derivatives not designated as hedging instruments	76.3	(156.5)
Total derivatives	$76.3	$(196.4)

(a)                  Derivative assets are included in the “Other current assets” and “Other long-term assets” lines of the Consolidated Balance Sheets.

(b)                  Derivative liabilities are included in the “Other current liabilities” and “Other long-term liabilities” lines of the Consolidated Balance Sheets.

(c)                      The Company’s policy is to present all derivative balances on a gross basis, without regard to counterparty master netting agreements or similar arrangements.

The Effect of Derivative Instruments on the Consolidated Statements of Operations

	Year ended December 31,
	2012		2011		2010
(in millions, pretax)	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives in cash flow hedging relationships:
Amount of gain or (loss) recognized in OCI (effective portion)	$—	—	$61.3	—	$(26.2)	—
Amount of gain or (loss) reclassified from accumulated OCI into income (a)	(114.9)	—	(93.0)	—	(145.7)	—
Amount of gain or (loss) recognized in income (ineffective portion) (b)	—	—	(2.3)	—	(6.3)	—

Derivatives in net investment hedging relationships:
Amount of gain or (loss) recognized in OCI (effective portion)	$—	(9.2)	$—	(9.4)	$—	(14.8)
Amount of gain or (loss) recognized in income (ineffective portion) (b)	—	—	—	—	—	0.5
Derivatives not designated as hedging instruments:
Amount of gain or (loss) recognized in income (b)	$(89.9)	(1.5)	$58.0	2.5	$(61.6)	9.1

(a)                  Gain (loss) is recognized in the “Interest expense” line of the Consolidated Statements of Operations.

(b)                  Gain (loss) is recognized in the “Other income (expense)” line of the Consolidated Statements of Operations.

Accumulated Derivative Gains and Losses

The following table summarizes activity in other comprehensive income for the years ended December 31, 2012 and 2011 related to derivative instruments classified as cash flow hedges and a net investment hedge held by the Company:

	Year ended December 31,
(in millions, after tax)	2012	2011
Accumulated loss included in other comprehensive income (loss) at beginning of the period	$(87.6)	$(181.3)
Less: Reclassifications into earnings from other comprehensive income (loss)	72.2	60.2
	(15.4)	(121.1)
Increase in fair value of derivatives that qualify for hedge accounting (a)	(5.7)	33.5
Accumulated loss included in other comprehensive income (loss) at end of the period	$(21.1)	$(87.6)

(a)                  Gains and losses are included in “Unrealized gains on hedging activities” and in “Foreign currency translation adjustment” on the Consolidated Statements of Comprehensive Income (Loss).